Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME
Interest and fees on loans and leases	$ 9,949	$ 8,905	$ 19,651	$ 17,712	$ 36,402	$ 32,840	$ 26,905
Interest on interest-bearing balances	5	2	7	9	12	44	41
Interest and dividends on investment securities:
U.S. Treasury and government agencies	574	311	1,019	633	1,346	1,222	1,346
State and political subdivision obligations, tax-exempt	264	548	580	1,012	2,066	2,000	2,180
Other securities	64	78	107	172	304	382	155
Interest on federal funds sold	23	15	74	18	82	2
Total Interest Income	10,879	9,859	21,438	19,556	40,212	36,490	30,627
INTEREST EXPENSE
Interest on deposits	1,277	1,092	2,481	2,131	4,514	3,889	3,852
Interest on short-term borrowings	13	12	13	25	15	47	55
Interest on long-term and subordinated debt	179	222	359	452	838	671	520
Total Interest Expense	1,469	1,326	2,853	2,608	5,367	4,607	4,427
Net Interest Income	9,410	8,533	18,585	16,948	34,845	31,883	26,200
Provision for Loan and Lease Losses	100	395	225	735	1,870	1,065	1,617
Net Interest Income After Provision for Loan and Lease Losses	9,310	8,138	18,360	16,213	32,975	30,818	24,583
NONINTEREST INCOME
Income from fiduciary activities	200	139	396	245	481	466	552
Service charges on deposits	174	158	379	313	684	690	584
Net gain on sales of investment securities	12	213	20	213	1,046	325	168
Earnings from cash surrender value of life insurance	66	65	131	135	264	269	201
Mortgage banking income	225	246	416	432	922	456	313
ATM debit card interchange income	232	209	456	409	844	741	544
Merchant services income	92	85	166	152	317	235	254
Net gain on sales of SBA loans	157	75	441	265	470	252	119
Other income	204	208	393	466	896	679	549
Total Noninterest Income	1,362	1,398	2,798	2,630	5,924	4,113	3,284
NONINTEREST EXPENSE
Salaries and employee benefits	4,159	3,723	8,389	7,446	15,564	14,043	10,879
Occupancy expense, net	593	499	1,241	1,046	2,064	1,947	1,313
Equipment expense	370	411	751	846	1,689	1,477	1,205
Pennsylvania bank shares tax expense	160	206	330	409	648	408	365
FDIC Assessment	194	147	388	300	688	613	542
Legal and professional fees	189	183	366	385	711	588	516
Marketing and advertising expense	131	139	238	223	500	533	308
Software licensing	370	334	699	665	1,380	1,472	965
Telephone expense	133	143	259	285	548	569	467
Loss on sale or write-down of foreclosed assets	6	28	88	132	217	111	204
Intangible amortization	24	34	53	71	126	114	63
Merger and acquisition expense	14		224			762	573
Other expenses	1,215	1,074	2,334	2,095	4,683	4,122	3,304
Total Noninterest Expense	7,558	6,921	15,360	13,903	28,818	26,759	20,704
Income before income tax and equity in undistributed earnings (loss) of subsidiaries	3,114	2,615	5,798	4,940	10,081	8,172	7,163
Provision for Income Taxes	769	593	1,459	1,113	2,277	1,644	1,462
NET INCOME	$ 2,345	$ 2,022	$ 4,339	$ 3,827	$ 7,804	$ 6,528	$ 5,701
PER COMMON SHARE DATA:
Basic and Diluted Earnings Per Common Share	$ 0.55	$ 0.48	$ 1.02	$ 0.91	$ 1.85	$ 1.47	$ 1.53
Cash Dividends Paid	$ 0.13	0.12	$ 0.36	$ 0.34
Cash Dividends Declared		$ 0.12			$ 0.68	$ 0.44	$ 0.45
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS		$ 2,022			$ 7,804	$ 6,038	$ 5,351
Series B Preferred Stock [Member]
NONINTEREST EXPENSE
Preferred stock dividends and redemption premium						473	350
PER COMMON SHARE DATA:
Preferred stock dividends						373	$ 350
Series C Preferred Stock [Member]
PER COMMON SHARE DATA:
Preferred stock dividends						$ 17